Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock
There were no shares of Redeemable Convertible Preferred Stock outstanding as of December 31, 2021. Redeemable Convertible Preferred Stock as of December 31, 2020 consisted of the following (in thousands, except share data):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Amount	Aggregate Liquidation Preference
Series A-1	55,399,943	55,399,943	$51,811	$55,000
Series A-2	64,718,940	49,700,364	46,480	49,342
Series B	41,937,960	41,937,960	118,824	204,302
Series C	24,497,317	24,496,946	117,324	121,397
Total Redeemable Convertible Preferred Stock	186,554,160	171,535,213	$334,439	$430,041
Prior to the completion of the Business Combination, there were no significant changes to the terms of the Convertible Preferred Stock. Upon closing of the Merger, each share Preferred Stock (as defined in the Proxy Statement) was cancelled and received a portion of the merger consideration, resulting in certain Legacy Sema4 preferred stockholders receiving $230.0 million of cash and an aggregate of 148,543,062 shares of common stock. The Company recorded the conversion at the carrying value of the Redeemable Convertible Preferred Stock at the time of Closing.